22. STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCK OPTIONS
Exercise price range per share beginning minimum	$ 0.25	$ 0.44
Exercise price range per share granted minimum	$ 0.06	$ 0.24
Exercise price range per share granted maximum	$ 0.06	$ 0.25
Exercise price range Per share vested minimum	$ 0.24	$ 0.40
Exercise price range Per share vested maximum	$ 0.25	$ 0.44
Exercise price range per share ending minimum	$ 0.06	$ 0.25
Exercise price range per share ending maximum	$ 1.00	$ 1.00
Number of stock options outstanding beginning balance	6,090,000	2,290,000
Number of stock options granted	5,607,000	3,800,000
Number of stock options vested	6,090,000	2,290,000
Number of stock options outstanding ending balance	11,697,000	6,090,000
Weighted Average Remaining Contractual Life beginning balance	12 years	12 years
Stock options granted weighted average remaining contractual life minimum	14 years	12 years
Stock options granted weighted average remaining contractual life maximum	15 years	15 years
Stock options vested weighted average remaining contractual life minimum	14 years	11 years
Stock options vested weighted average remaining contractual life maximum	14 years	11 years
Weighted Average Remaining Contractual Life ending balance	14 years	12 years
Number of stock options exercisable beginning balance	2,290,000	1,905,000
Number of stock options granted exercisable Minimum
Number of stock options granted exercisable Maximum
Number of stock options Vested exercisable	3,800,000	285,000
Number of stock options exercisable ending balance	6,090,000	2,290,000
Weighted Average Exercise Price beginning balance	$ 0.32	$ 0.44
Weighted Average Exercise Price granted minimum	$ 0.06	$ 0.24
Weighted Average Exercise Price granted maximum	$ 0.06	$ 0.25
Weighted Average Exercise Price vested minimum	$ 0.24	$ 0.40
Weighted Average Exercise Price vested maximum	$ 0.25	$ 0.44
Weighted Average Exercise Price ending balance	$ 0.19	$ 0.32
Weighted Average Fair Value Per Stock Option at Date of Grant beginning balance	$ 0.28	$ 0.36
Weighted Average Fair Value Per Stock Option at Date of granted minimum	$ 0.06	$ 0.24
Weighted Average Fair Value Per Stock Option at Date of granted maximum	$ 0.06	$ 0.24
Weighted Average Fair Value Per Stock Option at Date of vested minimum	$ 0.24	$ 0.22
Weighted Average Fair Value Per Stock Option at Date of vested minimum	$ 0.24
Weighted Average Fair Value Per Stock Option at Date of Grant ending balance	$ 0.18	$ 0.28